Cash flow from operations	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Cash flow from operations

11. CASH FLOW FROM OPERATIONS

Profit before taxation	455,435	(552,004)

Adjustment for:
- Finance Cost	44,394	12,000
Adjustment for working capital:
	132,454	317,243
Net cash inflow / (outflow) from operating activities	632,283	(222,761)

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS